Stock-Based Compensation - Summary of Number of DSUs (Detail) - Deferred Share Units [Member]	12 Months Ended
Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSUs granted	20,525
DSUs outstanding - December 31	20,525